Accounts Payable, Accruals and Other Payables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts payable, accruals and other payables
18.	Accounts payable, accruals and other payables

	At 31 December
In USD	2021	2020
Financial items
Accounts payables	5,176,759	1,057,599
Accrued expenses	9,008,969	31,727
Deferred purchase price	3,618,902	—
Captain payables	1,249,948	289,426
Advances from customers	52,307	—
Other payables	560,857	36,243

	19,667,742	1,414,995
Non-financial items
Advances from individual customers (e-wallets) (i)	3,938,712	2,523,608

Total accounts payable, accruals and other payables	23,606,454	3,938,603

(i)	Advances from individual customers (e-wallets) are used by customers against future bookings, therefore, the Group does not expect to repay these amounts.